Page

IDS Insured
Tax-Exempt
Fund
1995 semiannual report

The goals of IDS Insured Tax-Exempt Fund, a part of IDS Special Tax-Exempt Series Trust, are to provide a high level of income generally exempt from federal income tax and preservation of shareholders' capital. The Fund invests primarily in securities that are insured as to their scheduled payment of principal and interest for at least as long as the securities are held in the Fund.

Distributed by
American Express
Financial Advisors Inc.

No-default insurance

Any investment involves risks. For a municipal bond investor, there's the risk that the bond issurer could default on its payments. But there are bonds that are insured against default, and these are the ones that Insured Tax-Exempt Fund invests in. While this doesn't mean that shareholders are insulated from fluctuations in bond market values, it does ensure that all principal and interest due to investors will be paid. Along the way, shareholders enjoy regular income that is generally free from federal income tax.

Contents

From the president                  3
From the portfolio manager          3
Ten largest holdings                5
Financial statements                6
Notes to financial statements       9
Investments in securities          17
Board members and officers         28
IDS mutual funds                   29

To our shareholders

William R. Pearce
President of the Fund

Paul B. Hylle
Portfolio manager

From the president

If you're an experienced investor, you know that 1995 was an unusually strong year for the U.S. financial markets. Perhalps just as impor-tant, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines - whether they're brief or long-lasting, moderate or substantial - are always a possibility. That fact reinforces the need for investors to review periodically their long-term goals and assess whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

William R. Pearce

From the portfolio manager

The bond market followed up its stellar performance during the first half of 1995 with another strong advance in the second six months. IDS Insured Tax-Exempt Fund took good advantage of the ongoing positive environment to generate a total return of approximately 8% (Class A shares) for the July through December 1995 period, which marked the first half of the Fund's current fiscal year.

As was true earlier in 1995, bonds continued to benefit from two critical factors during the past several months: moderate economic growth and a low rate of inflation. Later in the year, the possibility of an agreement to eventually balance the federal budget and willingness on the part of the Federal Reserve Board to reduce short-term interest rates lent further support to the bond market.

Rates down, bond prices up

Together, these factors resulted in falling long-term interest rates, a trend that remained in place throughout nearly all of 1995. Because falling rates boost the value of previously issued bonds, their prices rose, which in turn drove up the net asset value of mutual funds such as this one.

This Fund was particularly well-positioned to benefit from the favorable environment because of our decision to emphasize municipal bonds with longer-than-average maturities. This strategy makes a portfolio more sensitive to interest-rate swings. Therefore, when rates came down, this Fund enjoyed a performance boost.

The only thing to mar the otherwise excellent investment environment was talk about the possibility of a flat federal income tax. Because a flat tax would reduce municipal bonds'tax-free-income advantage, municipals came under some selling pressure at times. Our view is that major tax reform, if it ever becomes a reality, would not occur before next year.

Moderate suppy, solid demand

While the overall supply/demand situation for municipal bonds remained favorable during the period, occasionally there were pockets of excess supply in certain states. In such cases, bond prices came down, which allowed us to add securities at lower-than-normal prices. Lastly, we kept cash reserves at a low level. This also proved to be productive as the returns we realized from our bond holdings far exceeded the modest amount available from cash-equivalent investments.
Although we don't expect such spectacular results in 1996, we are encouraged by the fact that the fundamentals that led to the bond market's recent success are largely unchanged as we enter the second half of the Fund's fiscal year. The economy continues to grow at a modest pace; inflation remains at an acceptable level; and long-term interest rates have yet to break out of the stable-to-declining path they've been on for some time. The biggest question mark at this time (mid-January) is the budget battle in Washington. While we think it's unlikely to occur, an ongoing stalemate could derail the bond market at some point. Barring that, however, we look for positive performance from municipal bonds in the months ahead.

Paul B. Hylle

Class A
6-month performance
(All figures per share)

Net asset value (NAV)

Dec. 31, 1995          $5.70
June 30, 1995          $5.40
Increase               $0.30

Distributions
July 1, 1995 - Dec. 31, 1995

From income            $0.16
From capital gains     $  --
Total distributions    $0.16

Total return*          +8.7%*

Class B
6-month performance
(All figures per share)

Net asset value (NAV)

Dec. 31, 1995          $5.70
June 30, 1995          $5.40
Increase               $0.30

Distributions
July 1, 1995 - Dec. 31, 1995

From income            $0.14
From capital gains     $  --
Total distributions    $0.14

Total return*          +8.2%*

Class Y
6-month performance
(All figures per share)

Net asset value (NAV)

Dec. 31, 1995          $5.70
June 30, 1995          $5.41
Increase               $0.29

Distributions
July 1, 1995 - Dec. 31, 1995

From income            $0.17
From capital gains     $  --
Total distributions    $0.17

Total return*          +8.7%*

 *The prospectus discusses the effects of sales charges, if any, on the various classes

**The total return is a hypothetical investment in the Fund with all distributions reinvested.
PAGE

                         IDS Insured Tax-Exempt Fund

                         Your Fund's ten largest holdings
_____________________________________________________________________________________

                                                       Percent                 Value
                                         (of Fund's net assets) (as of Dec. 31, 1995)
_____________________________________________________________________________________
Brazo River Texas Authority Collateralized Pollution
Control Refunding Revenue Bonds Texas Utility Electric
Series 1992C
6.70% 2022                                                 2.99%          $16,255,254

Denver City & County Airport Revenue Bonds
Series B A.M.T.
5.75% 2017                                                 2.47            13,414,394

New York State Energy Resource & Development Authority
Solid Waste Disposal Revenue Bonds New York State
Electric & Gas Series A A.M.T.
5.70% 2028                                                 2.08            11,285,443

Pittsburgh, Pennsylvania Water & Sewer Authority
Water & Sewer System Pre-Refunding Revenue Bonds
Series 1991A
6.50% 2014                                                 2.07            11,269,500

District of Columbia Metropolitan Washington Airports
Authority Airport System Revenue Bonds Series 1992A A.M.T.
6.625% 2019                                                1.87            10,168,607

Colorado River Texas Municipal Water District
Water System Pre-Refunded Revenue Bonds Series A
6.625% 2021                                                1.81             9,844,112

San Diego County California Certificate of Participation
Regional Authority Bonds Series 1991 Mt. Tower
Linked Inverse Floater
6.363% 2019                                                1.74             9,430,920

Harris County Texas Toll Road Senior Lien Pre-Refunded
Revenue Bonds Series A
6.50% 2017                                                 1.71             9,284,225

Austin Texas Combined Utilitiesy System Refunding
Revenue Bonds Series 1994
5.75% 2024                                                 1.59             8,647,050

Florida State Turnpike Authority Department of Transportation
Series A
5.50% 2021                                                 1.52             8,255,483

PAGE

                         Financial statements

                         Statement of assets and liabilities
                         IDS Insured Tax-Exempt Fund
                         Dec. 31, 1995
_____________________________________________________________________________________________________________

                         Assets
_____________________________________________________________________________________________________________
                                                                                                  (Unaudited)
Investments in securities, at value (Note 1)
  (identified cost $489,840,916)                                                                 $538,913,894
Accrued interest receivable                                                                         9,371,699
Receivable for investment securities sold                                                              88,250
_____________________________________________________________________________________________________________
Total assets                                                                                      548,373,843
_____________________________________________________________________________________________________________

                         Liabilities
_____________________________________________________________________________________________________________
Disbursements in excess of cash on demand deposit                                                     719,579
Dividends payable to shareholders                                                                     150,665
Payable for investment securities purchased                                                         4,036,204
Accrued investment management services fee                                                             13,311
Accrued distribution fee                                                                                  632
Accrued service fee                                                                                     5,177
Accrued transfer agency fee                                                                             1,417
Accrued administrative services fee                                                                     1,183
Other accrued expenses                                                                                 38,052
_____________________________________________________________________________________________________________
Total liabilities                                                                                  4,966,220
_____________________________________________________________________________________________________________
Net assets applicable to outstanding shares                                                      $543,407,623
_____________________________________________________________________________________________________________

                         Represented by
_____________________________________________________________________________________________________________
Shares of beneficial interest - $.01 par value, unlimited number of shares authorized                        $    954,119
Additional paid-in capital                                                                        501,504,610
Undistributed net investment income                                                                     2,416
Accumulated net realized loss (Note 1)                                                             (8,440,530)
Unrealized appreciation (Note 5)                                                                   49,387,008
_____________________________________________________________________________________________________________
Total -- representing net assets applicable to outstanding shares                                $543,407,623
_____________________________________________________________________________________________________________
Net assets applicable to outstanding shares: Class A                                             $527,895,360
                                             Class B                                             $ 15,511,168
                                             Class Y                                             $      1,095
Net asset value per share of outstanding shares:        Class A shares 92,689,350                $       5.70
                                                        Class B shares  2,722,365                $       5.70
                                                        Class Y shares        192                $       5.70

See accompanying notes to financial statements.
PAGE
                          Financial statements

                          Statement of operations
                          IDS Insured Tax-Exempt Fund
                          Six months ended Dec. 31, 1995
_____________________________________________________________________________________________________________

                          Investment income
_____________________________________________________________________________________________________________
                                                                                                  (Unaudited)
Income:
Interest                                                                                          $15,347,061
_____________________________________________________________________________________________________________
Expenses (Note 2):
Investment management services fee                                                                  1,173,185
Distribution fee - Class B                                                                             40,582
Transfer agency fee                                                                                   129,968
Incremental transfer agency fee - Class B                                                                 250
Service fee
  Class A                                                                                             445,002
  Class B                                                                                               9,466
Administrative services fee                                                                           103,347
Compensation of board members                                                                           8,293
Compensation of officers                                                                                2,934
Custodian fees                                                                                         15,445
Postage                                                                                                22,173
Registration fees                                                                                      41,274
Reports to shareholders                                                                                 4,677
Audit fees                                                                                              8,750
Administrative                                                                                          1,803
Other                                                                                                   5,187
_____________________________________________________________________________________________________________
Total expenses                                                                                     2,012,336
  Earnings credits on cash balances (Note 2)                                                           (1,131)
_____________________________________________________________________________________________________________
Total net expenses                                                                                  2,011,205
_____________________________________________________________________________________________________________
Investment income -- net                                                                           13,335,856
_____________________________________________________________________________________________________________

                          Realized and unrealized gain -- net
_____________________________________________________________________________________________________________
Net realized gain on security transactions (Note 3)                                                 2,933,908
Net realized gain on closed interest rate futures contracts                                         2,780,730
_____________________________________________________________________________________________________________
Net realized gain on investments                                                                    5,714,638
Net change in unrealized appreciation or depreciation                                             24,369,130
_____________________________________________________________________________________________________________
Net gain on investments                                                                            30,083,768
_____________________________________________________________________________________________________________
Net increase in net assets resulting from operations                                              $43,419,624
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.
PAGE

                          Financial statements

                          Statements of changes in net assets
                          IDS Insured Tax-Exempt Fund
_____________________________________________________________________________________________________________

                          Operations and distributions                        Dec. 30, 1995     June 30, 1995
_____________________________________________________________________________________________________________
                                                                           Six months ended        Year ended
                                                                                (Unaudited)
Investment income -- net                                                $ 13,335,856             $ 28,730,570
Net realized (gain) loss on investments                                    5,714,638               (9,678,666)
Net change in unrealized appreciation or depreciation                     24,369,130               12,668,289
_____________________________________________________________________________________________________________
Net increase in net assets resulting from operations                      43,419,624               31,720,193
_____________________________________________________________________________________________________________
Distributions to shareholders from:
 Net investment income
   Class A                                                               (13,100,196)             (28,692,222)
   Class B                                                                  (238,948)                 (40,346)
   Class Y                                                                       (28)                     (10)
 Net realized gain
   Class A                                                                (1,659,686)                      --
   Class B                                                                   (48,604)                      --
   Class Y                                                                        (3)                      --
_____________________________________________________________________________________________________________
Total distributions                                                      (15,047,465)             (28,732,578)
_____________________________________________________________________________________________________________

                          Share transactions (Note 4)
_____________________________________________________________________________________________________________
Proceeds from sales
   Class A shares (Note 2)                                                21,599,882               74,499,609
   Class B shares                                                          9,071,997                6,369,393
   Class Y shares                                                                --                     1,020
Reinvestment of distributions at net asset value
  Class A shares                                                          10,664,937               20,325,958
  Class B shares                                                             231,919                   31,095
  Class Y shares                                                                  31                       10
Payments for redemptions
  Class A shares                                                         (36,660,573)            (118,788,670)
  Class B shares (Note 2)                                                   (711,372)                 (26,911)
_____________________________________________________________________________________________________________

Increase (decrease) in net assets from share transactions                  4,196,821              (17,588,496)
_____________________________________________________________________________________________________________

Total increase (decrease) in net assets                                   32,568,980              (14,600,881)

Net assets at beginning of period                                       510,838,643              525,439,524
_____________________________________________________________________________________________________________
Net assets at end of period
  (including undistributed net investment income of
  $2,416 and $5,732)                                                    $543,407,623             $510,838,643
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.
/TABLE

PAGE

Notes to financial statements

IDS Insured Tax-Exempt Fund
(Unaudited As to Dec. 31, 1995)
________________________________________________________________________
1. Summary of significant accounting policies

IDS Special Tax-Exempt Series Trust was organized as a Massachusetts business trust April 7, 1986. IDS Special Tax-Exempt Series Trust is a "series fund" that is currently composed of six individual funds, including IDS Insured Tax-Exempt Fund. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company.

The Fund invests primarily in securities that are insured as to their scheduled payment of principal and interest for at least as long as the securities are held in the Fund. Insured securities fluctuate in market value as interest rates change. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares, which the Fund began offering on March 20, 1995, may be subject to a contingent deferred sales charge. Class B shares automatically convert to Class A after eight years. Class Y shares, which the Fund also began offering on March 20, 1995, have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Fund are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.
Option transactions

In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell interest rate futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities purchased on a when-issued basis

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid high-grade debt securities at least equal to the amount of its commitment. As of Dec. 31, 1995, the Fund had entered into outstanding when-issued or forward commitments of $4,036,204.
Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

At Dec. 31, 1995, AEFC owned 192 Y shares.
________________________________________________________________________
2. Expenses and sales charges

Effective March 20, 1995, when the Fund Began offering multiple classes of shares, the Fund entered into agreement with AEFC for managing its portfolio, providing administrative services and serving as transfer agent as follows: Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15.50
o Class B $16.50
o Class Y $15.50

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services as follows: Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $629,581 for Class A and $6 for Class B for the six months ended Dec. 31, 1995.

During the six months ended Dec. 31, 1995, the Fund's custodian and transfer agency fees were reduced by $1,131 as a result of earnings credits from overnight cash balances.

The Fund has a retirement plan for its independent board members. Upon retirement, board members receive monthly payments equal to one-half of the retainer fee for as many months as they served as board members up to 120 months. There are no death benefits. The plan is not funded, but the Fund recognizes the cost of payments during the time the board members serve on the board. The retirement plan expense amounted to
$796 for the six months ended Dec. 31, 1995.
________________________________________________________________________
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $156,624,216 and $150,042,854, respectively, for the six months ended Dec. 31, 1995. Realized gains and losses are determined on an identified cost basis.
________________________________________________________________________
4. Capital share transactions

Transactions in shares of the Fund for the periods indicated are as follows:

______________________________________________________________________________

                                    Six months ended Dec. 31, 1995

                                Class A        Class B          Class Y
______________________________________________________________________________
Sold                          3,925,296      1,649,545               --
Issued for reinvested         1,931,077         41,795                6
   distributions
Redeemed                     (6,668,461)      (129,440)              --
______________________________________________________________________________
Net increase (decrease)        (812,088)     1,561,900                6
______________________________________________________________________________

                                        Year ended June 30, 1995

                                Class A       Class B*         Class Y*
______________________________________________________________________________

Sold                         14,090,841      1,159,679              184
Issued for reinvested         3,817,110          5,658                2
   distributions
Redeemed                    (22,569,639)        (4,872)              --
______________________________________________________________________________
Net increase (decrease)      (4,661,688)     1,160,465              186
______________________________________________________________________________
*Inception date was March 20, 1995.

________________________________________________________________________
5. Interest rate futures contracts

At Dec. 31, 1995, investments in securities included securities valued at $9,000,890 that were pledged as collateral to cover initial margin deposit on 330 purchase contracts. The market value of the open contracts on Dec. 31, 1995 was $39,988,000 with a net unrealized gain of $314,030. The Fund maintains, in a segregated account with its custodian, securities with at least a market value equal to the value of these open long futures contracts.

6. Financial highlights

                           The table below shows certain important financial information for evaluating the Fund's results.

                           Fiscal period ended June 30,
                           Per share income and capital changes*

                                            Class A
                           1995**    1995    1994    1993    1992    1991
Net asset value,            $5.40   $5.35   $5.63   $5.33   $5.04   $4.96
beginning of period
                           Income from investment operations:
Net investment income         .14     .30     .30     .30     .31     .32

Net gains (losses)            .32     .05    (.28)    .30     .29     .08
(both realized and unrealized)

Total from investment         .46     .35     .02     .60     .60     .40
operations
                           Less distributions:
Dividends from net           (.14)   (.30)   (.30)   (.30)   (.31)   (.32)
investment income

Dividends from               (.02)     --      --      --      --      --
realized gains

Total distributions          (.16)   (.30)   (.30)   (.30)   (.31)   (.32)

Net asset value,            $5.70   $5.40   $5.35   $5.63   $5.33   $5.04
end of period
                           Ratios/supplemental data
                             1995**  1995    1994    1993    1992    1991

Net assets, end of period    $528    $505    $525    $464    $308    $195
(in millions)

Ratio of expenses to         .76%+   .66%    .65%    .65%    .67%    .67%

average daily net assets

Ratio of net income         5.14%+  5.66%   5.32%   5.53%   6.06%   6.36%
to average daily net assets

Portfolio turnover rate       29%     53%     37%      5%     11%      8%
(excluding short-term
securities)

Total return++               8.7%    6.7%    0.3%   11.7%   12.3%    8.1%

                           *For a share outstanding throughout the period.
                            Rounded to the nearest cent.
                          **Six months ended Dec. 31, 1995 (Unaudited).
                           +Adjusted to an annual basis.
                          ++Total return does not reflect payment of a sales
                            charge.
/TABLE

Financial highlights

                           The table below shows certain important financial information for evaluating the Fund's results.

                           Fiscal period ended June 30,
                           Per share income and capital changes*

                              Class B               Class Y
                          1995***  1995**      1995***     1995**
Net asset value,            $5.40   $5.47        $5.41      $5.47
beginning of period
                           Income from investment operations:
Net investment income         .12     .09          .15        .08

Net gains (losses)            .32    (.07)         .31       (.06)
(both realized
and unrealized)

Total from investment         .44     .02          .46        .02
operations
                           Less distributions:
Dividends from net           (.12)   (.09)        (.15)      (.08)
investment income
Dividends from               (.02)     --         (.02)        --
realized gains

Total distributions          (.14)   (.09)        (.17)      (.08)

Net asset value,            $5.70   $5.40        $5.70      $5.41
end of period
                           Ratios/supplemental data
                             1995*** 1995**       1995***    1995**
Net assets, end of period     $16      $6          $--       $ --
(in millions)

Ratio of expenses to         1.52%+  1.49%+        .58%+      .54%+
average daily net assets
Ratio of net income          4.42%+  4.72%+       5.40%+     5.38%+
to average daily net assets

Portfolio turnover rate        29%     53%          29%        53%
(excluding short-term
securities)

Total return++                8.2%    0.4%         8.7%       0.4%

                           *For a share outstanding throughout the period.
                            Rounded to the nearest cent.
                          **Inception date. Period from March 20, 1995 to
                            March 31, 1995.
                         ***Six months ended Dec. 31, 1995 (Unaudited).
                           +Adjusted to an annual basis.
                          ++Total return does not reflect payment of a sales
                            charge.
/TABLE

PAGE

                         Investments in securities

                         IDS Insured Tax-Exempt Fund                                          (Percentages represent value of
                         Dec. 31, 1995 (Unaudited)                                        investments compared to net assets)
_____________________________________________________________________________________________________________________________
Municipal bonds (98.1%)
_____________________________________________________________________________________________________________________________
Name of issuer and title of issue (b,c,d)                                   Coupon   Maturity    Principal           Value(a)
                                                                              rate       year       amount
_____________________________________________________________________________________________________________________________
Alabama (0.6%)
Mobile General Obligation Capital Improvement Warrants Convention Center
  Pre-Refunded Bonds Series 1990 (AMBAC Insured)                             7.125%    2020    $ 3,000,000      $  3,417,600
_____________________________________________________________________________________________________________________________
Arizona (1.7%)
Chandler Water & Sewer Refunding Revenue Bonds Series 1991 (FGIC Insured)    7.00      2012      1,250,000          1,407,425
Health Facilities Authority Hospital System Refunding Revenue Bonds
  Phoenix Baptist Hospital Series 1992 (MBIA Insured)                        6.25      2011      1,650,000          1,776,687
Phoenix Civic Improvement Wastewater System Lease Refunding Revenue Bonds
  (Secondary MBIA Insured)                                                   4.75      2023      4,500,000          4,188,645
Phoenix Civic Improvement Wastewater System Lease Refunding Revenue Bonds
  (Secondary MBIA Insured)                                                   5.50      2024      1,500,000          1,510,710
State University Research Park Development Refunding Bonds Series 1995
  (MBIA Insured)                                                             5.00      2021        625,000            604,025
                                                                                                                 ____________
Total                                                                                                               9,487,492
_____________________________________________________________________________________________________________________________
California (11.2%)
Desert Sands Unified School District Convertible Capital Appreciation
  Certificates Series 1995 Zero Coupon (FSA Insured)                         6.45      2020      3,000,000 (e)      2,205,570
Eastern Municipal Water District Riverside County Water & Sewer
  Pre-Refunded Revenue Certificates of Participation Series 1991
  (FGIC Insured)                                                             6.50      2020      5,460,000          6,155,549
Fontana Unified School District San Bernardino County
  General Obligation Convertible Capital Appreciation Bonds
  Series 1990C Zero Coupon (FGIC Insured)                                    6.15      2020      6,000,000 (e)      5,370,120
Fresno Health Facility Revenue Bonds Holy Cross-St. Agnes
  (Secondary MBIA Insured)                                                   6.625     2021      2,000,000          2,180,280
Los Angeles County Metropolitan Transit Authority Proposition C Sales Tax
  Revenue Bonds (AMBAC Insured)                                              5.00      2025      1,500,000          1,446,225
Los Angeles Department of Airports Revenue Bonds
  Los Angeles International Airport Series D (FGIC Insured)                  5.50      2015      2,500,000          2,533,625
Los Angeles Department of Water & Power Waterworks
  Refunding Revenue Bonds Second Issue (Secondary FGIC Insured)              4.50      2023      2,000,000          1,780,660
Los Angeles Multi-family Housing Revenue Bonds Earthquake Rehabilitation
  Series B (FMNA Insured) A.M.T.                                             5.85      2027      4,625,000          4,724,345
Northern California Transmission Select Auction
  Variable Rate Security & Residual Interest Revenue Bonds
  Inverse Floater                                                            5.50      2024      2,500,000 (f)      2,482,050
Oceanside Certificate of Participation Refunding Bonds
  Oceanside Civic Center (MBIA Insured)                                      5.25      2019      1,730,000          1,695,521
Orange County Redevelopment Agency Tax Allocation
  Refunding Revenue Bonds Southwest Redevelopment Series A (AMBAC Insured)   5.70      2023      3,000,000          3,052,830
San Diego County Certificate of Participation Regional Authority Bonds
  Series 1991 Mt. Tower Inverse Floater (MBIA Insured)                       6.363     2019      9,000,000 (f)      9,430,920

See accompanying notes to investments in securities.
San Jose Redevelopment Agency Merged Area Redevelopment
  Tax Allocation Bonds Series 1993 (MBIA Insured)                            4.75      2024      2,400,000          2,226,624
San Mateo County Joint Power Financing Authority Lease Revenue Bonds
  San Mateo County Health Center Series 1994A (FSA Insured)                  5.75      2022      1,500,000          1,532,070
Southern California Public Power Authority San Juan Revenue Bonds
  Series A (MBIA Insured)                                                    5.00      2020      3,500,000          3,358,320
State Public Works Board Lease Revenue Bonds University of California
  Series A (AMBAC Insured)                                                   6.40      2016      2,000,000          2,161,100
State Unlimited Tax General Obligation Bonds (Secondary FGIC Insured)        4.75      2023      2,500,000          2,321,925
Statewide Community Development Authority Certificate of Participation
  Sutter Health Obligated Group (MBIA Insured)                               5.50      2022      6,250,000          6,214,938
                                                                                                                 ____________
Total                                                                                                              60,872,672
_____________________________________________________________________________________________________________________________
Colorado (2.8%)
Denver City & County Airport Revenue Bonds Series B (MBIA Insured) A.M.T.    5.75      2017     13,290,000         13,414,394
Douglas County School District General Obligation Improvement Bonds
  Series 1994A (MBIA Insured)                                                6.50      2016      1,500,000          1,679,745
                                                                                                                 ____________
Total                                                                                                              15,094,139
_____________________________________________________________________________________________________________________________
Delaware (0.2%)
Health Facilities Authority Refunding Revenue Bonds
  Medical Center of Delaware Series 1989 (MBIA Insured)                      7.00      2015      1,000,000         1,105,260
_____________________________________________________________________________________________________________________________
District of Columbia (3.1%)
Howard University Revenue Bonds Series A (MBIA Insured)                      8.00      2017      1,500,000          1,626,180
Metropolitan Washington Airports Authority Airport System
  Revenue Bonds Series 1992A (MBIA Insured)                                  6.625     2019      9,420,000         10,168,607
Metropolitan Washington Airports Authority Airport System
  Revenue Bonds Series 1994A (MBIA Insured) A.M.T.                           5.50      2024      3,000,000          2,936,100
Unlimited Tax General Obligation Refunding Bonds Series B-2
  (FSA Insured)                                                              5.50      2010      2,000,000          2,013,780
                                                                                                                 ____________
Total                                                                                                              16,744,667
_____________________________________________________________________________________________________________________________
Florida (3.6%)
Department of Transportation Turnpike Revenue Bonds Series 1991A
  (AMBAC Insured)                                                            6.25      2020      1,250,000          1,313,350
Florida State Turnpike Authority Department of Transportation Series A
  (FGIC Insured)                                                             5.50      2021      8,210,000          8,255,483
Fort Myers Utility System Refunding Revenue Bonds Series 1989A
  (BIG Insured)                                                              6.00      2019      2,000,000          2,046,920
Gulf Breeze Local Government Loan Program Boca Raton Series 1985E
  (FGIC Insured)                                                             7.75      2015      2,000,000          2,274,900
Orange County Health Facility Authority Revenue Bonds Series 1995
  Adventist Health System Sunbelt Obligated Group (AMBAC Insured)            5.25      2020      1,250,000          1,226,100
Osceola County Transportation Pre-Refunded Revenue Bonds
  Series 1988A (FGIC Insured)                                                7.70      2013      1,215,000          1,335,370
Palm Beach County Solid Waste Authority Revenue Bonds Series 1984
  (BIG Insured)                                                              8.375     2010        500,000            545,165
South Bay Correctional Facility Finance
  Correctional Privatization Commission (MBIA Insured)                       5.00      2017      1,350,000          1,311,741
State Correctional Privatization Commission Certificate of Participation
  Youth Offender Correctional Facility Polk County Series 1995B              5.00      2017      1,000,000            964,140
                                                                                                                 ____________
Total                                                                                                              19,273,169
_____________________________________________________________________________________________________________________________
Georgia (2.6%)
Atlanta Metropolitan Rapid Transit Authority Sales Tax
  Pre-Refunded Revenue Bonds Series L (AMBAC Insured)                        7.20      2020      3,000,000          3,354,930
Chatham County Hospital Authority Revenue Bonds Memorial Medical Center
  Series 1990A (MBIA Insured)                                                7.00      2021      4,500,000          5,056,110
Fulton County Water & Sewer Revenue Bonds Non-Callable (FGIC Insured)        6.375     2014      3,250,000          3,751,118
Municipal Electrical Authority Power Revenue Bonds Series M (BIG Insured)    8.10      2012      1,080,000          1,146,409
Municipal Electrical Authority Special Obligation Refunding Bonds
  2nd Crossover Series (AMBAC Insured)                                       7.80      2020        500,000            543,575
                                                                                                                 ____________
Total                                                                                                              13,852,142
_____________________________________________________________________________________________________________________________
Illinois (3.7%)
Chicago O'Hare International Airport General Refunding Revenue Bonds
  Second Lien Series A (MBIA Insured)                                        6.375     2015      5,000,000          5,466,050
Chicago O'Hare International Airport General Revenue Bonds Series 1990A
  (AMBAC Insured) A.M.T.                                                     7.50      2016      2,000,000          2,214,600
Chicago O'Hare International Airport Terminal Revenue Bonds (MBIA Insured)   7.625     2010      3,000,000          3,334,200
Chicago Public Building Commission Pre-Refunded Revenue Bonds
  (MBIA Insured) A.M.T.                                                      7.70      2008      1,000,000          1,110,440
Chicago Public Building Commission Pre-Refunded Revenue Bonds
  Series 1989A (FGIC Insured)                                                7.75      2006      1,000,000          1,121,750
Chicago Public Building Commission Pre-Refunded Revenue Bonds
  Series 1990A (MBIA Insured)                                                7.125     2015      5,000,000          5,695,550
Northern Cook County Solid Waste Agency Contract Revenue Bonds
  (MBIA Insured)                                                             6.50      2012      1,200,000          1,299,312
                                                                                                                 ____________
Total                                                                                                              20,241,902
_____________________________________________________________________________________________________________________________
Indiana (2.0%)
Educational Facilities Authority Pre-Refunded Bonds Valpraiso University
  (BIG Insured)                                                              7.80      2008        500,000            558,305
Marion County Hospital Authority Refunding Revenue Bonds Methodist Hospital
  Series 1989 (MBIA Insured)                                                 6.50      2013      4,000,000          4,223,920
State Health Facility Finance Authority Hospital Refunding Revenue Bonds
  Columbus Regional Hospital Series 1993 (CGIC Insured)                      7.00      2015      5,000,000          6,042,700
                                                                                                                 ____________
Total                                                                                                              10,824,925
_____________________________________________________________________________________________________________________________
Kentucky (0.1%)
Jefferson County Multi-family Housing Revenue Bonds Brownsboro Gardens
  Series 1986A (FHA Insured) A.M.T.                                          8.00      2026        390,000            402,082
Louisville & Jefferson County Airport Authority System Revenue Bonds
  (MBIA Insured) A.M.T.                                                      8.50      2017        300,000            323,715
                                                                                                                 ____________
Total                                                                                                                 725,797
_____________________________________________________________________________________________________________________________
Louisiana (1.7%)
Energy & Power Authority Power Refunding Revenue Bonds Rodemacher Unit #2
  Series 1991 (FGIC Insured)                                                 6.75      2008      7,000,000          7,804,230
New Orleans Audubon Park Commission Aquarium Pre-Refunded Bonds
  Series 1988 (MBIA Insured)                                                 7.90      2008        500,000            543,815
New Orleans International Airport Pre-Refunded Revenue Bonds Series A
  (FGIC Insured)                                                             8.875     2017        565,000            618,494
                                                                                                                 ____________
Total                                                                                                               8,966,539
_____________________________________________________________________________________________________________________________
Maine (0.3%)
State Turnpike Authority Turnpike Revenue Bonds (MBIA Insured)               6.00      2018      1,790,000         1,881,111
_____________________________________________________________________________________________________________________________
Maryland (1.0%)
Baltimore Refunding Revenue Bonds Wastewater Series 1994A
  (FGIC Insured)                                                             5.00      2022      1,000,000            984,120
Health & Higher Educational Facilities Authority Revenue Bonds
  Frederick Memorial Hospital Series 1993 (FGIC Insured)                     5.00      2028      4,750,000          4,474,215
                                                                                                                 ____________
Total                                                                                                               5,458,335
_____________________________________________________________________________________________________________________________
Massachusetts (5.0%)
Boston Water & Sewer Commission Revenue Bonds General Subordinate Series A
  (BIG Insured)                                                              6.00      2008      2,500,000          2,591,300
Health & Educational Authority Revenue Bonds Mercy Hitchcock Memorial Hospital
  Obligation Group Cooley Dickinson Hospital (AMBAC Insured)                 5.50      2025      3,750,000          3,733,388
Health & Educational Authority Revenue Bonds Valley Regional Health System
  Series C (Connie Lee Insured)                                              5.75      2018      1,500,000          1,523,640
Health & Educational Facilities Authority Pre-Refunded Revenue Bonds
  Lahey Clinic Medical Center (MBIA Insured)                                 7.625     2018      2,200,000          2,429,284
Health & Educational Facilities Authority Pre-Refunded Revenue Bonds
  Northeastern University Series 1989C (AMBAC Insured)                       7.10      2006      1,000,000          1,109,420
Industrial Finance Agency Revenue Bonds Brandeis University (MBIA Insured)   6.80      2019      1,700,000          1,876,647
Milford General Obligation Bonds School Purpose Loan Series 1995
 (AMBAC Insured)                                                             5.125     2014      1,050,000          1,026,931
Municipal Wholesale Electric Power Supply System Refunding Revenue Bonds
  Series B (MBIA Insured)                                                    4.75      2011      5,250,000          5,000,625
Quincy Refunding Revenue Bonds Quincy Hospital Series 1993 (FSA Insured)     5.25      2016      2,235,000          2,191,507
State Health & Educational Facilities Authority Revenue Bonds
  Cape Cod Health System Series A (Connie Lee Insured)                       5.25      2021      4,000,000          3,867,920
State Water Resource Authority Revenue Bonds Series A (MBIA Insured)         5.50      2022      2,000,000          1,986,140
                                                                                                                 ____________
Total                                                                                                              27,336,802
_____________________________________________________________________________________________________________________________
Michigan (3.6%)
Dearborn Municipal Building Authority Long-Term General Obligation Bonds
  (AMBAC Insured)                                                            5.00      2016      3,800,000          3,728,332
Grand Ledge Public Schools Counties of Eaton, Clinton & Ionia
  Unlimited Tax General Obligation Refunding Bonds
  Series 1995 (MBIA Insured)                                                 5.375     2024      2,000,000          1,981,160
Hartford Public School District General Obligation Bonds (MBIA Insured)      5.25      2025      1,375,000          1,332,898
Hemlock Public School District General Obligation Bonds
  Saginaw & Midland Counties Series 1996 (MBIA Insured)                      5.25      2021      1,195,000 (g)      1,170,323
Ionia Public School Unlimited Tax General Obligation Bonds (AMBAC Insured)   5.30      2025      1,100,000          1,077,472
Kalamazoo Hospital Finance Authority Refunding & Improvement Bonds
  Bronson Methodist Hospital (Secondary MBIA Insured)                        6.25      2012      3,000,000          3,262,710
Monroe County Pollution Control Refunding Bonds Detroit Edison Series I-B
  (MBIA Insured)                                                             6.55      2024      5,000,000          5,449,650
Sandusky County School District Refunding Bonds (AMBAC Insured)              5.25      2021      1,000,000            984,770
Wayne County Charter Airport Revenue Bonds
  Detroit Metropolitan Wayne County Airport (FGIC Insured) A.M.T.            8.00      2014        675,000            712,638
                                                                                                                 ____________
Total                                                                                                              19,699,953
_____________________________________________________________________________________________________________________________
Minnesota (1.7%)
Southern Minnesota Municipal Power Agency Power Revenue Bonds
  Series A (Secondary FGIC Insured)                                          4.75      2016      4,250,000          3,983,738
Western Municipal Power Agency Transmission Pre-Refunded Revenue
  Bonds Series 1991 (AMBAC Insured)                                          6.75      2016      4,500,000          4,995,585
                                                                                                                 ____________
Total                                                                                                               8,979,323
_____________________________________________________________________________________________________________________________
Mississippi (0.3%)
Alcorn County Hospital Refunding Revenue Bonds
  Magnolia Regional Hospital Center (AMBAC Insured)                          5.75      2013      1,760,000         1,831,597
_____________________________________________________________________________________________________________________________
Missouri (0.8%)
Kansas City School District Insured Leasehold Revenue Bonds
  Capital Improvement (FGIC Insured)                                         5.00      2014      2,000,000          1,967,180
St. Louis Municipal Finance Leasehold Improvement Revenue Bonds
  St. Louis Civil Courts Building Series 1994 (FGIC Insured)                 5.75      2013      2,065,000          2,166,763
                                                                                                                 ____________
Total                                                                                                               4,133,943
_____________________________________________________________________________________________________________________________
Montana (1.8%)
Forsyth Rosebud County Pollution Refunding Revenue Bonds
  Puget Sound Power & Light (AMBAC Insured) A.M.T.                           7.25      2021      4,000,000 (h)      4,559,840
State Board of Investments Payroll Tax Bonds Worker's Compensation Program
  Series 1991 (MBIA Insured)                                                 6.875     2020      4,750,000          5,322,802
                                                                                                                 ____________
Total                                                                                                               9,882,642
_____________________________________________________________________________________________________________________________
Nevada (0.9%)
Clark County Passenger Facility Charge Revenue Bonds
  Las Vegas McCarren Airport Series B (Secondary AMBAC Insured) A.M.T.       5.50      2025      5,000,000         4,851,000
_____________________________________________________________________________________________________________________________
New Hampshire (1.0%)
Industrial Development Authority Pollution Control Revenue Bonds
  Light & Power Series 1989 (AMBAC Insured) A.M.T.                           7.375     2019      5,000,000 (h)     5,587,650
_____________________________________________________________________________________________________________________________
New Mexico (0.7%)
Las Cruces Revenue Bonds Series 1995 (MBIA Insured)                          5.50      2015      1,000,000          1,001,330
Rio Rancho Water & Wastewater System Revenue Bonds Series A
  (FSA Insured)                                                              5.90      2015      1,500,000          1,571,025
Santa Fe Water Revenue Bonds (AMBAC Insured)                                 6.30      2024      1,000,000          1,120,520
                                                                                                                 ____________
Total                                                                                                               3,692,875
_____________________________________________________________________________________________________________________________
New York (8.9%)
Broome Certificate of Participation Public Safety Facility
  Series 1994 (MBIA Insured)                                                 5.25      2022      2,250,000          2,199,645
Dormitory Authority City University System Consolidated 3rd Resolution
  Revenue Bonds 1994 Series 2 (MBIA Insured)                                 6.25      2019      2,500,000          2,666,200
Dormitory Authority City Lease Revenue Bonds University Dormitory Facility
  Series 1995A (AMBAC Insured)                                               5.25      2014      1,000,000          1,000,000
Metropolitan Transit Authority Series O (MBIA Insured)                       6.25      2014      1,250,000          1,347,825
Metropolitan Transportation Authority Commuter Facility Service
  Contract Bonds Series L (AMBAC Insured)                                    7.50      2017      1,300,000          1,424,774
New York City General Obligation Pre-Refunded Bonds Series A
  (FGIC Insured)                                                             8.125     2007      1,145,000          1,249,378
New York City Municipal Water Finance Authority
  Water & Sewer System Revenue Bonds Series A (Secondary MBIA Insured)       5.50      2023      5,000,000          5,003,500
New York City Municipal Water Finance Authority
  Water & Sewer System Revenue Bonds Series B (Secondary MBIA Insured)       5.50      2019      4,000,000          4,002,800
State Dormitory Authority State University Education Facility
  Revenue Bonds (Secondary AMBAC Insured)                                    5.25      2015      2,200,000          2,226,642
State Energy Resource & Development Authority Gas Facility Revenue Bonds
  Brooklyn Union Gas (MBIA Insured) A.M.T.                                   5.60      2025      4,500,000          4,474,080
State Energy Resource & Development Authority Pollution Control
  Refunding Revenue Bonds Rochester Gas & Electric (MBIA Insured) A.M.T.     6.50      2032      4,000,000          4,300,360
State Energy Resource & Development Authority Solid Waste Disposal
  Revenue Bonds New York State Electric & Gas Series A
  (MBIA Insured) A.M.T.                                                      5.70      2028     11,210,000         11,285,443
State Medical Care Facility Mental Health Services Revenue Bonds Series E
  (Secondary FGIC Insured)                                                   6.25      2019      1,500,000          1,610,760
State Medical Care Facility Mental Health Services Revenue Bonds Series F
  (Secondary CGIC Insured)                                                   5.375     2014      4,000,000          3,974,560
State Urban Development Correctional Facilities Pre-Refunded Revenue Bonds
  Series 1 (FSA Insured)                                                     7.50      2020      1,500,000          1,710,930
                                                                                                                 ____________
Total                                                                                                              48,476,897
_____________________________________________________________________________________________________________________________
North Carolina (3.7%)
Charlotte Convention Facility Refunding Certificate of Participation
  Series 1993C (AMBAC Insured)                                               5.25      2020      2,600,000          2,550,288
Charlotte Pre-Refunded Certificates of Participation Convention Facility
  Series 1991 (AMBAC Insured)                                                6.75      2021      3,150,000          3,614,625
Fayetteville Public Work Commission Revenue Bonds Series 1995A
  (AMBAC Insured)                                                            5.375     2020        650,000            651,300
Municipal Power Agency #1 Catawba Electric Revenue Bonds Series 1995A
  (Secondary AMBAC Insured)                                                  5.00      2015      2,155,000          2,078,153
Municipal Power Agency #1 Catawba Electric Revenue Bonds Series 1995A
  (Secondary AMBAC Insured)                                                  5.375     2020      4,000,000          3,965,360
Pasquotank County Certificates of Participation Elizabeth Pasquotank
  Public School Series 1995 (MBIA Insured)                                   5.00      2020      5,000,000          4,802,250
Randolph County Certificates of Participation Series 1995 (MBIA Insured)     5.30      2015      2,500,000          2,481,925
                                                                                                                 ____________
Total                                                                                                              20,143,901
_____________________________________________________________________________________________________________________________
Ohio (1.9%)
Bellefontaine Water System Mortgage Revenue Bonds Series 1995
  (AMBAC Insured)                                                            5.00      2010        700,000            694,162
Lorain County Hospital Facilities Refunding Revenue Bonds Series 1995
  EMH Regional Medical Center (AMBAC Insured)                                5.375     2021      2,000,000          1,973,720
Lorain Water System Revenue Bonds Series 1995 (AMBAC Insured)                5.20      2016      2,760,000          2,759,779
Lucas County Hospital Refunding Revenue Bonds St. Vincent Medical Center
  Series 1993C (MBIA Insured)                                                5.25      2022      1,725,000          1,683,807
Mahoning Hospital Improvement Bonds Western Reserve Care System
  (MBIA Insured)                                                             5.375     2015      3,310,000          3,229,402
                                                                                                                 ____________
Total                                                                                                              10,340,870
_____________________________________________________________________________________________________________________________
Oklahoma (1.3%)
McAlester Public Works Authority Oklahoma Improvement
  Refunding Revenue Bonds (FSA Insured)                                      5.25     2017-18    2,470,000          2,436,636
Moore Public Works Authority Refunding Revenue Bonds Series 1989
  (AMBAC Insured)                                                            7.60      2006      2,700,000          3,024,216
Tulsa International Airport General Revenue Bonds Consolidated Fixed Rate
  Series 1989 (MBIA Insured)                                                 7.50      2008      1,500,000          1,605,090
                                                                                                                 ____________
Total                                                                                                               7,065,942
_____________________________________________________________________________________________________________________________
Pennsylvania (3.6%)
Allegheny County Airport Revenue Bonds Pittsburgh International
  Series D (FGIC Insured)                                                    7.75      2019      2,300,000          2,443,175
Lycoming County Hospital Authority Revenue Bonds Divine Providence Hospital
  Sisters of Christian Charity Series 1995 (Connie Lee Insured)              5.50      2022      2,370,000          2,305,038
Pittsburgh Water & Sewer Authority Water & Sewer System
  Pre-Refunded Revenue Bonds Series 1991A (FGIC Insured)                     6.50      2014     10,000,000         11,269,500
Robinson Township Municipal Authority Water & Sewer Revenue Bonds
  (FGIC Insured)                                                             6.00      2019      2,200,000          2,394,304
Turnpike Commission Pre-Refunded Revenue Bonds Series 1989K (MBIA Insured)   7.50      2012      1,000,000          1,139,830
                                                                                                                 ____________
Total                                                                                                              19,551,847
_____________________________________________________________________________________________________________________________
South Carolina (0.2%)
Piedmont Municipal Power Agency Electric Refunding Revenue Bonds
   (FGIC Insured)                                                            6.25      2021      1,000,000         1,136,830
_____________________________________________________________________________________________________________________________
Tennessee (1.7%)
Knox County Health Education & Housing Facility Board Hospital Refunding
  Revenue Bonds Fort Sanders Alliance Obligation Group Series 1993
  (MBIA Insured)                                                             5.75      2014      3,750,000          4,002,863
Health Education & Housing Facility Shelby Hosital Revenue Bonds
  Methodist Health Systems Series 1995 (MBIA Insured)                        5.25      2015      5,500,000          5,426,905
                                                                                                                 ____________
Total                                                                                                               9,429,768
_____________________________________________________________________________________________________________________________
Texas (19.2%)
Austin Airport System Prior Lien Revenue Bonds Series 1995A (MBIA Insured)   6.125     2025      3,000,000          3,159,030
Austin Combine Utility System Revenue Bonds Series 1987 (BIG Insured)        8.625    2012-17    1,250,000          1,543,175
Austin Combined Utilities System Refunding Revenue Bonds Series 1994
  (FGIC Insured)                                                             5.75      2024      8,500,000          8,647,050
Bexar County Health Facility Development Hospital Revenue Bonds San Antonio
  Baptist Memorial Hospital System Series 1994 (MBIA Insured)                6.75      2019      5,000,000          5,691,000
Brazos River Authority Collateralized Pollution Control
  Refunding Revenue Bonds Texas Utility Electric Series 1992C
  (FGIC Insured)                                                             6.70      2022     14,935,000         16,255,254
Brownsville Utility System Priority Refunding Revenue Bonds Series 1995
  (AMBAC Insured)                                                            5.25      2015      5,000,000          5,007,150
Bryan Lease Revenue Bonds Blinn College Series 1995 (MBIA Insured)           5.30      2016      4,385,000          4,319,532
Colorado River Municipal Water District Water System
  Pre-Refunded Revenue Bonds Series A (AMBAC Insured)                        6.625     2021      8,900,000          9,844,112
Harris County Health Facilities Development Hospital Revenue Bonds
  State Children's Hospital Series 1989A (MBIA Insured)                      7.00      2019      1,500,000          1,676,730
Harris County Public Facilities Corporation Detention Facility Mortgage
  Pre-Refunded Revenue Bonds (MBIA Insured)                                  7.80      2011      1,000,000          1,123,490
Harris County Toll Road Senior Lien Pre-Refunded Revenue Bonds
  Series A (AMBAC Insured)                                                   6.50      2017      8,170,000          9,284,225
Houston Water & Sewer System Refunding Revenue Bonds Lien Series A
  (MBIA Insured)                                                             6.20      2020      5,000,000          5,331,600
League City General Obligation Refunding & Improvement Bonds Series 1990
  (FGIC Insured)                                                             6.25      2013      2,500,000          2,634,025
Matagorda County Navigation District #1 Collateralized Pollution Control
  Revenue Bonds Central Power & Light Series 1984A (AMBAC Insured)           7.50      2014      2,500,000          2,841,975
Matagorda County Navigation District #1 Pollution Control
  Refunding Revenue Bonds Houston Light & Power Series E (FGIC Insured)      7.20      2018      2,150,000          2,401,679
Matagorda County Navigation District #1 Pollution Control Revenue Bonds
  Central Power & Light Series 1990 (AMBAC Insured) A.M.T.                   7.50      2020      2,000,000          2,236,220
Municipal Power Agency Refunding Revenue Bonds Series 1991A
  (AMBAC Insured)                                                            6.75      2012      5,250,000          5,885,827
North Central State Health Facilities Pre-Refunded Bonds
  Children's Medical Center (BIG Insured)                                    7.875     2018      2,000,000          2,155,960
Turnpike Authority Dallas North Tollway Pre-Refunded Revenue Bonds
  Series 1990 (AMBAC Insured)                                                6.00      2020      5,000,000          5,274,750
Turnpike Authority Dallas North Tollway Revenue Bonds Addison Airport
  Toll Tunnel Series 1994 (FGIC Insured)                                     6.60      2023      2,000,000          2,232,180
Turnpike Authority Dallas North Tollway System Revenue Bonds Series 1995
  (FGIC Insured)                                                             5.25      2023      3,000,000 (g)      2,961,600
University of Houston System Consolidated Pre-Refunded Revenue Bonds
  Series 1990A (MBIA Insured)                                                7.40      2006      3,160,000          3,541,886
                                                                                                                 ____________
Total                                                                                                             104,048,450
_____________________________________________________________________________________________________________________________
Utah (0.4%)
Intermountain Power Authority Power Supply Pre-Refunded Revenue Bonds
  Series 1987C (AMBAC Insured)                                               8.375     2012        900,000 (h)        976,707
Salt Lake City-County Airport Pre-Refunded Revenue Bonds Series 1989
  (FGIC Insured) A.M.T.                                                      7.875     2018      1,000,000          1,093,410
                                                                                                                 ____________
Total                                                                                                               2,070,117
_____________________________________________________________________________________________________________________________
Virginia (2.5%)
Hanover County Industrial Development Authority
  Memorial Regional Medical Center (MBIA Insured)                            5.50      2025      3,800,000          3,783,204
Loudoun County Sanitation Authority Waste & Sewer
  Refunding Revenue Bonds (MBIA Insured)                                     5.25      2030      1,435,000          1,408,223
Portsmouth Redevelopment Housing Authority Multi-Family Housing
  Refunding Revenue Bonds (FNMA Insured)                                     6.05      2008      5,780,000          6,024,147
William County Lease Certificate of Participation Bonds (MBIA Insured)       5.50      2020      2,590,000          2,592,124
                                                                                                                 ____________
Total                                                                                                              13,807,698
_____________________________________________________________________________________________________________________________
Washington (1.7%)
Public Power Supply System Nuclear Project #1 Pre-Refunded Revenue Bonds
  Series A (MBIA Insured)                                                    7.50      2015      1,805,000          2,036,076
Public Power Supply System Nuclear Project #1 Refunding Revenue Bonds
  Series A (MBIA Insured)                                                    7.50      2015      1,195,000          1,335,066
Public Power Supply System Pre-Refunded Revenue Bonds Nuclear Project #3
  Series 1989A (BIG Insured)                                                 7.25      2016      1,000,000          1,119,930
Public Power Supply System Refunding Revenue Bonds Nuclear Project #3
  Series 1989A (BIG Insured)                                                 6.00      2018      3,000,000          3,034,860
Spokane Regional Solid Waste Management System Revenue Bonds
  Series 1989 (AMBAC Insured) A.M.T.                                         7.75      2011        300,000            331,926
Spokane Regional Solid Waste Management System Revenue Bonds
  Series 1989 (AMBAC Insured) A.M.T.                                         7.875     2007      1,250,000          1,387,363
                                                                                                                 ____________
Total                                                                                                               9,245,221
_____________________________________________________________________________________________________________________________
West Virginia (2.6%)
Board of Regents Registration Fee Pre-Refunded Revenue Bonds Series 1989B
  (MBIA Insured)                                                             7.40      2009      2,000,000          2,235,400
School Building Authority Capital Improvement Pre-Refunded Revenue Bonds
  (MBIA Insured)                                                             7.25      2015      3,415,000          3,898,188
School Building Authority Capital Improvement Revenue Bonds Series 1990B
  (MBIA Insured)                                                             6.75      2017      5,000,000          5,492,950
State Parkway Economic Development & Tourism Authority Parkway
  Pre-Refunded Revenue Bonds Series 1989 (FGIC Insured)                      7.125     2019      2,000,000          2,228,280
                                                                                                                 ____________
Total                                                                                                              13,854,818
_____________________________________________________________________________________________________________________________
Total municipal bonds
(Cost: $484,040,916)                                                                                             $533,113,894
_____________________________________________________________________________________________________________________________

Short-term securities (1.1%)
_____________________________________________________________________________________________________________________________
Issuer (d)                                                               Effective                  Amount           Value(a)
                                                                             yield              payable at
                                                                                                  maturity
_____________________________________________________________________________________________________________________________
Municipal notes
Burke County Georgia Development Authority
  Georgia Power Pollution Control Revenue V.R.D.B.
  07-01-24                                                                   6.00%              $  200,000      $    200,000
Delaware County Industrial Development Authority
  Airport Facility Revenue V.R.D.B.
  12-01-15                                                                   5.90                  300,000           300,000
Jackson County Port Facility Refunding V.R.D.B. Chevron Series 1993
  06-01-23                                                                   5.95                  100,000           100,000
Maricopa County Public Service Pollution Control Revenue V.R.D.B.
  Series 94C
  05-01-29                                                                   6.00                2,800,000         2,800,000
Ohio State Air Quality Development Authority
  Cincinnati Gas & Electric Revenue V.R.D.B. Series B
  09-01-30                                                                   5.95                2,400,000         2,400,000
_____________________________________________________________________________________________________________________________
Total short-term securities
(Cost: $5,800,000)                                                                                               $  5,800,000
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $489,840,916)(i)                                                                                          $538,913,894
_____________________________________________________________________________________________________________________________
/TABLE

Notes to investments in securities
__________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:
                                                                                (Unaudited)
                                                                 __________________________________________
    Rating                                                       12-31-95                         06-30-95
___________________________________________________________________________________________________________
 AAA                                                               100%                             100%
 AA                                                                  -                                -
 A                                                                   -                                -
 BBB                                                                 -                                -
 BB and below                                                        -                                -
 Non-rated                                                           -                                -

 Total                                                             100%                             100%
(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:
    AMBAC     --  American Municipal Bond Association Corporation
    BIG       --  Bond Investors Guarantee
    CGIC      --  Capital Guaranty Insurance Company
    FGIC      --  Financial Guarantee Insurance Corporation
    FHA       --  Federal Housing Authority
    FNMA      --  Federal National Mortgage Association
    FSA       --  Financial Security Assurance
    MBIA      --  Municipal Bond Investors Assurance
(d) The following abbreviations are used in the portfolio descriptions:
    A.M.T.    --  Alternative Mininum Tax - As of Dec. 31, 1995, the value of securities subject to alternative minimum tax represented 12.1% of net assets.
    V.R.D.B.  --  Variable Rate Demand Bond
(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases)
    in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates.
    Interest rate disclosed is the rate in effect on Dec. 31, 1995. Inverse floaters in the aggregate represent 2.2% of the Fund's net assets as of Dec. 31, 1995.
(g) At Dec. 31, 1995, the cost of securities purchased, including interest purchased, on a when-issued basis was $4,036,204.
(h) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):


                Type of security                                Notional amount
                _______________________________________________________________

                Purchase contracts
                Municipal Bonds Index March 1996                    $22,100,000
                U.S. Treasury Bonds March 1996                       10,900,000
                _______________________________________________________________
                Total                                               $33,000,000

(i) At Dec. 31, 1995, the cost of securities for federal income tax purposes was approximately
    $489,576,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                                                    $49,338,000
    Unrealized depreciation                                                                            --
    ______________________________________________________________________________________________________
    Net unrealized appreciation                                                                $49,338,000
    ______________________________________________________________________________________________________
/TABLE

PAGE
Directors and officers

Directors and officers of the Fund
_____________________________________________________________________
President and interested director

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.
_____________________________________________________________________
Independent directors

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for
Public Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Donald M. Kendall
Former chairman and chief executive officer, PepsiCo, Inc.

Melvin R. Laird
Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.

Lewis W. Lehr
Former chairman and chief executive officer, Minnesota Mining and Manufacturing Company (3M).

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board and chief executive officer, The Valspar Corporation.
_____________________________________________________________________
Interested directors who are officers and/or employees of AEFC

William H. Dudley
Exective vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.

_____________________________________________________________________
Officers who are officers and/or employees of AEFC

Peter J. Anderson
Vice President of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.
_____________________________________________________________________
Other officer

Leslie L. Ogg
Vice president general counsel and treasurer of all funds in the IDS MUTUAL FUND GROUP.
PAGE
IDS mutual funds

Cash equivalent investments

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Income investments

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income.
Secondary objective is capital growth. Risk varies by bond quality.

IDS Global Bond Fund

Invests primarily in debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

IDS Extra Income Fund

Invests mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) cornucopia
PAGE
IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

IDS Selective Fund

Invests in high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests primarily in securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) federal building

Tax-exempt income investments

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax. Risk varies by bond quality.

IDS High Yield Tax-Exempt Fund

Invests primarily in medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed
PAGE
IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the fund but does not guarantee the market value of the fund's shares.

(icon of) shield with eagle head

Growth and income investments

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Moderate risk.

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Managed Retirement Fund

Invests in a combination of common stocks, fixed-income investments and money market securities to seek a maximum total return through a combination of growth of capital and current income.

(icon of) bird in a nest

PAGE
IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three apple trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Stock Fund

Invests in common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) electrical cord

IDS Diversified Equity Income Fund

Invests primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) four puzzle pieces

IDS Mutual

Invests in a balance between common stocks and senior securities
(preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice
PAGE
Growth investments

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Growth Fund

Invests primarily in companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS Global Growth Fund

Invests in stocks of companies throughout the world that are positioned to meet market needs in a changing world economy.
These companies offer above-average potential for long-term growth.

(icon of) world

IDS New Dimensions Fund

Invests primarily in companies with significant growth potential due to superiority in technology, marketing or management. The fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

PAGE
Specialty growth investment

This fund aggressively seeks capital growth as a hedge against inflation.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. This is the most aggressive and most speculative
IDS mutual fund.

(icon of) cart of precious gems

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial planner or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

PAGE
Quick telephone reference

American Express Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

American Express Shareholder Service

Fund performance, objectives and account inquiries

612-671-3733

TTY Service

For the hearing impaired

800-846-4852

American Express Infoline

Automated account information (TouchTone phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota:
800-272-4445

Mpls./St. Paul area:
671-1630

AMERICAN EXPRESS FINANCIAL ADVISORS

IDS Insured Tax-Exempt Fund
IDS Tower 10
Minneapolis, MN 55440-0010